Expense Example - FidelityFreedomBlendFunds-Z6ComboPRO - FidelityFreedomBlendFunds-Z6ComboPRO - Fidelity Freedom Blend Income Fund - Fidelity Advisor Freedom Blend Income Fund - Class Z6	May 30, 2023 USD ($)
Expense Example:
1 year	$ 22
3 years	68
5 years	118
10 years	$ 268